Investment in Affiliates - Balance Sheet Data (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments In And Advances To Affiliates [Line Items]
Current Assets	$ 89,528	$ 120,801
Non-current Assets	1,626,274	1,535,860
Current Liabilities	73,147	65,400
Non-current Liabilities	1,143,404	1,128,439
Navios Midstream
Investments In And Advances To Affiliates [Line Items]
Current Assets	31,742
Non-current Assets	355,833
Current Liabilities	18,595
Non-current Liabilities	115,496
Navios Europe
Investments In And Advances To Affiliates [Line Items]
Current Assets	13,764	8,224
Non-current Assets	190,913	199,761
Current Liabilities	16,257	14,792
Non-current Liabilities	$ 191,411	$ 194,288